Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net Income	$ 2,021.8	$ 1,975.4	$ 1,894.4
Loss from discontinued operations	3.5	4.9	1.1
Income from continuing operations	2,025.3	1,980.3	1,895.5
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	1,758.0	1,688.2	1,684.8
Change in deferred income taxes	(620.0)	(524.8)	(621.8)
Net gains on sale of businesses	0.0	(7.6)	(895.4)
Non-cash stock-based compensation	133.5	125.0	117.1
Non-cash charges for sale of inventories revalued at the date of acquisition	75.0	6.9	303.4
Other non-cash expenses, net	66.8	67.7	38.0
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	(352.2)	(149.4)	(145.4)
Inventories	97.8	(140.7)	(109.8)
Other assets	(152.8)	(254.3)	163.1
Accounts payable	55.5	(2.7)	1.2
Other liabilities	215.6	199.7	352.1
Contributions to retirement plans	(42.7)	(37.5)	(49.6)
Net cash provided by continuing operations	3,259.8	2,950.8	2,733.2
Net cash used in discontinued operations	(2.0)	(8.7)	(4.3)
Net cash provided by operating activities	3,257.8	2,942.1	2,728.9
Investing Activities
Acquisitions, net of cash acquired	(5,178.4)	(694.6)	(13,039.3)
Proceeds from sale of businesses, net of cash divested	0.0	0.0	1,521.8
Purchase of property, plant and equipment	(444.4)	(422.9)	(427.6)
Proceeds from sale of property, plant and equipment	26.3	18.1	49.3
Proceeds from sale of investments	81.2	12.0	88.6
Other investing activities, net	(5.3)	(5.8)	(3.3)
Net cash used in investing activities	(5,520.6)	(1,093.2)	(11,810.5)
Financing Activities
Net proceeds from issuance of debt	7,604.0	1,798.0	6,592.3
Repayment of debt	(4,334.2)	(3,789.3)	(4,466.0)
Increase (decrease) in commercial paper, net	904.1	49.5	(249.9)
Purchases of company common stock	(1,250.0)	(500.0)	0.0
Dividends paid	(238.4)	(240.6)	(234.8)
Net proceeds from issuance of company common stock	0.0	0.0	2,942.0
Net proceeds from issuance of company common stock under employee stock plans	87.3	72.0	111.7
Other financing activities, net	(13.7)	(6.1)	(8.5)
Net cash provided by (used in) financing activities	2,759.1	(2,616.5)	4,686.8
Exchange Rate Effect on Cash	(151.8)	(130.0)	(116.8)
Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	344.5	(897.6)	(4,511.6)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	466.3	1,363.9	5,875.5
Cash, Cash Equivalents and Restricted Cash at End of Period	$ 810.8	$ 466.3	$ 1,363.9